PROVISIONS AND CONTINGENT LIABILITIES - Changes in provisions of financial guarantees and loan commitments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	$ (29,289,301)
Ending Balance	(27,940,140)	$ (29,289,301)
Stage Three
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	(1,063,936)
Ending Balance	(1,006,275)	(1,063,936)
Stage Three | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	632,531
Ending Balance	667,528	632,531
Financial guarantees and loan commitments | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	235,766	308,233
Transfers	(34,811)	(31,236)
Transfer to stage 1	(109,767)	(125,789)
Transfer to stage 2	55,975	47,329
Transfer to stage 3	18,981	47,224
Provisions recognised during the period	304,361	334,596
Provisions reversed during the period	(235,539)	(387,951)
Translation adjustment	12,129	12,124
Ending Balance	281,906	235,766	$ 308,233
Financial guarantees and loan commitments | Stage One | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	135,173	192,597
Transfers	(67,422)	(77,194)
Transfer to stage 1	(35,635)	(45,706)
Transfer to stage 2	(26,264)	(23,860)
Transfer to stage 3	(5,523)	(7,628)
Provisions recognised during the period	256,849	241,953
Provisions reversed during the period	(174,416)	(229,798)
Translation adjustment	7,188	7,615
Ending Balance	157,372	135,173	192,597
Financial guarantees and loan commitments | Stage Two | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	59,777	75,135
Transfers	29,026	3,221
Transfer to stage 1	(52,998)	(65,020)
Transfer to stage 2	98,422	87,990
Transfer to stage 3	(16,398)	(19,749)
Provisions recognised during the period	27,618	32,694
Provisions reversed during the period	(38,657)	(55,735)
Translation adjustment	4,847	4,462
Ending Balance	82,611	59,777	75,135
Financial guarantees and loan commitments | Stage Three | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	40,816	40,501
Transfers	3,585	42,737
Transfer to stage 1	(21,134)	(15,063)
Transfer to stage 2	(16,183)	(16,801)
Transfer to stage 3	40,902	74,601
Provisions recognised during the period	19,894	59,949
Provisions reversed during the period		(102,418)	(22,466)
Translation adjustment	94	47
Ending Balance	$ 41,923	$ 40,816	$ 40,501